Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 497,826	$ 743,817
Financial investments	18,062	19,202
Other financial instruments	7,380	16,292
Trade accounts receivables	223,740	231,174
Inventory	395,197	372,502
Recoverable income tax	2,455	8,703
Other assets	75,486	81,119
Total current assets	1,220,146	1,472,809
Non-current assets
Investments in equity instruments	7,115	3,723
Other financial instruments	63	102
Deferred income tax	166,983	168,205
Recoverable income tax	4,914	4,223
Other assets	134,474	98,584
Investments in associates	38,990
Property, plant and equipment	2,295,275	2,087,730
Intangible assets	1,016,927	1,056,771
Right-of-use assets	6,895	12,689
Total non-current assets	3,671,636	3,432,027
Total assets	4,891,782	4,904,836
Current liabilities
Loans and financings	50,840	46,713
Lease liabilities	3,661	16,246
Other financial instruments	11,435	22,684
Trade payables	413,856	411,818
Confirming payables	216,392	232,860
Dividends payable	7,922	11,441
Asset retirement and environmental obligations	23,646	31,953
Contractual obligations	26,188	33,156
Salaries and payroll charges	79,078	76,031
Tax liabilities	40,610	65,063
Other liabilities	25,136	41,317
Total current liabilities	898,764	989,282
Non-current liabilities
Loans and financings	1,618,419	1,652,602
Lease liabilities	1,360	3,393
Other financial instruments	20,416	241
Asset retirement and environmental obligations	242,673	232,197
Provisions	43,897	36,828
Deferred income tax	199,499	208,583
Contractual obligations	105,972	114,076
Other liabilities	50,528	23,354
Total non-current liabilities	2,282,764	2,271,274
Total liabilities	3,181,528	3,260,556
Shareholders’ equity
Attributable to NEXA’s shareholders	1,442,245	1,386,273
Attributable to non-controlling interests	268,009	258,007
Total shareholders' equity	1,710,254	1,644,280
Total liabilities and shareholders’ equity	$ 4,891,782	$ 4,904,836